Long-term Borrowings, Excluding Current Portion - Long term loans (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2019 USD ($)	May 31, 2018	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2020 USD ($)	Aug. 31, 2020
Debt Instrument [Line Items]
Interest rate (as a percent)					10.00%
Current portion of long-term borrowings (Note 15)			¥ 15,789
Long-term borrowings, excluding current portion			1,128,004		¥ 1,215,249				$ 172,874
Repayments of debt			14,211	$ 2,178	4,324		¥ 150,000
Proceeds from long-term borrowings					30,000		¥ 30,000
Long-term loans			15,789		¥ 30,000
SPD
Debt Instrument [Line Items]
Interest rate (as a percent)	7.25%	7.35%					6.75%			7.20%
Current portion of long-term borrowings (Note 15)			0
Long-term borrowings, excluding current portion			30,000
Repayments of debt			14,211			$ 4,324	¥ 11,065,000	¥ 4,611,000
Proceeds from long-term borrowings	$ 30,000						¥ 20,000,000
Long-term loans			¥ 15,789
Term of loan	2 years	3 months